Staff costs and average number of employees (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
The aggregate remuneration comprised:
Wages and salaries	$ 377,383	$ 9,531,933	$ 2,620,476
Social security costs	37,639	1,238,459	336,076
Pension costs	40,639	165,178	133,539
Share option charge	11,392	165,570	121,597
Staff costs	$ 467,053	$ 11,101,140	$ 3,211,688